BALANCE SHEETS Parentheticals (USD $)	Sep. 30, 2011	Dec. 31, 2010
Other Assets
Intangible assets, net of amortization	$ 975,651	$ 596,839
Deferred financing costs, amortization	526,584	157,291
Shareholders’ Equity
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	12,862,276	13,091,507
Common stock, shares outstanding	12,862,276	13,091,507
Series A Preferred Stock
Shareholders’ Equity
Preferred stock, shares issued	6,668,229	6,668,229
Preferred stock, shares outstanding	6,668,229	6,668,229
Preferred stock, Liquidation preference	$ 2,273,549	$ 1,820,829
Series B Preferred Stock
Shareholders’ Equity
Preferred stock, shares issued	1,493,779	1,493,779
Preferred stock, shares outstanding	1,493,779	1,493,779
Series C Preferred Stock
Shareholders’ Equity
Preferred stock, shares issued	1,571,523	1,571,523
Preferred stock, shares outstanding	1,571,523	1,571,523